UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2000


Check here if Amendment [ ]; Amendment Number:__________

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck II              Greewich, Connecticut       August 10, 2000
------------------------------    ---------------------       ---------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                   ---------

Form 13F Information Table Entry Total:               19
                                                   ---------

Form 13F Information Table Value Total:            $ 212,050
                                                   ---------
                                                  (thousands)



List of Other Included Managers:

None

              FORM 13F INFORMATION TABLE - Milton Arbitrage Partners, LLC (quarter ending 6/30/2000) - PUBLIC

         COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5    COLUMN 6    COLUMN 7      COLUMN 8
                                                                   SHRS OR
                                TITLE                    VALUE     PRN      SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP      (X$1000)  AMOUNT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP                    COMMON STOCK  001957109   7,906     250,000 SH         SOLE                  250,000     0      0
AETNA INC                       COMMON STOCK  008117103  20,283     316,000 SH         SOLE                  316,000     0      0
ARVIN INDS INC                  COMMON STOCK  043339100   2,558     147,200 SH         SOLE                  147,200     0      0
CCB FINL CORP                   COMMON STOCK  124875105  15,563     407,200 SH         SOLE                  407,200     0      0
FINANCIAL SEC ASSURN HLDGS LTD  COMMON STOCK  31769P100  33,711     444,300 SH         SOLE                  444,300     0      0
GTE CORP                        COMMON STOCK  362320103   3,107      50,000 SH         SOLE                   50,000     0      0
HARTFORD LIFE INC               CL A          416592103     581      11,500 SH         SOLE                   11,500     0      0
HUSSMANN INTL INC               COMMON STOCK  448110106     838      28,900 SH         SOLE                   28,900     0      0
INTL PAPER CO                   COMMON STOCK  460146103   3,914     131,294 SH         SOLE                  131,294     0      0
LUNAR CORP                      COMMON STOCK  550362107   4,606     275,000 SH         SOLE                  275,000     0      0
MECH FINL INC                   COMMON STOCK  583492103   6,564     197,400 SH         SOLE                  197,400     0      0
MEDIAONE GROUP INC              COMMON STOCK  58440J104  60,131     906,771 SH         SOLE                  906,771     0      0
ONE VALLEY BANCORP INC          COMMON STOCK  682419106  11,834     378,700 SH         SOLE                  378,700     0      0
QWEST COMMUN INTL INC           COMMON STOCK  749121109   8,581     172,700 SH         SOLE                  172,700     0      0
SHARED MED SYS CORP             COMMON STOCK  819486101   3,282      45,000 SH         SOLE                   45,000     0      0
THERMEDICS INC COM              COMMON STOCK  883901100   2,296     231,050 SH         SOLE                  231,050     0      0
UNION PAC RESOURCES GROUP       COMMON STOCK  907834105  17,321     787,300 SH         SOLE                  787,300     0      0
UNITED WTR RES INC              COMMON STOCK  913190104   1,287      36,700 SH         SOLE                   36,700     0      0
US WEST INC NEW                 COMMON STOCK  91273H101   7,687      89,650 SH         SOLE                   89,650     0      0